BALANCE SHEET COMPONENTS - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 6,763	$ 5,116
Non-trade receivables	6,064	2,717
Headquarters sale agreement receivable	5,487	0
Deferred implementation costs	2,101	2,443
Prepaid insurance premiums	3,611	0
Deposits	3,917	5,615
Total prepaid expenses and other current assets	$ 27,943	$ 15,891